                                            JOHN B. TOWERS
                                            COUNSEL
                                            METROPOLITAN LIFE INSURANCE COMPANY
                                            501 BOYLSTON STREET
                                            BOSTON, MA 02116-3700

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

                                  March 8, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:         MetLife Insurance Company of Connecticut
            MetLife of CT Separate Account Nine for Variable Annuities File No. 811-09411

Commissioners:

Annual Reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account Nine for Variable Annuities of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 002-86838.

The Annual Reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000941568, File No. 811-07261.

The Annual Reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 000813383, File No. 811-05125.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios I, Inc., are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

MetLife of CT Separate Account Nine for Variable Annuities
File No.  811-09411
Page 2

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios II are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios III, Inc., are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios IV, Inc., are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios V, Inc., are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                            Sincerely,

                                            /s/ John B. Towers
                                            ------------------------------------
                                            John B. Towers
                                            Counsel
                                            Metropolitan Life Insurance Company